Cover	Apr. 25, 2023
Cover [Abstract]
Entity Registrant Name	SHARPLINK GAMING LTD.
Entity Central Index Key	0001025561
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Apr. 25, 2023
Entity Incorporation State Country Code	L3
Entity Tax Identification Number	98-1657258
Entity Address Address Line 1	333 Washington Avenue North
Entity Address Address Line 2	Suite 104
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55402
City Area Code	612
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	293-0619
Security 12b Title	Ordinary Shares
Trading Symbol	SBET
Security Exchange Name	NASDAQ